JAMES

Advantage Funds

Your Future. **Our Purpose.**

Summary Prospectus

NOVEMBER 1, 2025

James Balanced: Golden Rainbow Fund

Retail Class Shares Ticker: GLRBX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated November 1, 2025, are incorporated by reference into this Summary Prospectus. You can find the Fund’s prospectus, reports to shareholders, and other information about the Fund online at https://www.jamesinvestment.com/forms-reports/. You can also get this information at no cost by calling 1-800-99-JAMES (1-800-995-2637), by sending an email request to info@jamesinvestment.com, or by asking any financial intermediary who offers shares of the Fund.

2	JAMES BALANCED: GOLDEN RAINBOW FUND
Retail Class Shares: GLRBX

INVESTMENT OBJECTIVE

James Balanced: Golden Rainbow Fund (the “Fund”) seeks to provide total return through a combination of growth and income and preservation of capital in declining markets.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.74%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.23%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Fund Operating Expenses	1.23%

[1]	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the “Financial Highlights” section of the prospectus.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

James Balanced:	1 Year	3 Years	5 Years	10 Years
Golden Rainbow Fund	$125	$390	$676	$1,489

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher turnover may also result in more income taxes for a shareholder when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio. The portfolio turnover of the Fund may vary considerably from year to year.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests primarily in equity securities of foreign and domestic companies that James Investment Research, Inc. (the “Adviser”) believes are undervalued, and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

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Equity securities that the Fund will principally invest in are common stocks, preferred stocks and exchange-traded funds (“ETFs”) that invest primarily in equity securities. Some or all of the equity portion of the Fund may be invested across all market capitalizations. Fixed income securities that the Fund will principally invest in are U.S. government securities, corporate bonds, municipal bonds and/or sovereign bonds of any maturity, as well as ETFs that invest primarily in such securities. Any non-U.S. government securities in the Fund’s portfolio will consist primarily of issues rated “Baa2” or better by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB” or better by S&P Global Ratings (“S&P”) and unrated securities determined by the Adviser to be of equivalent quality, as well as high quality money market instruments. The Fund does not generally buy non-investment grade bonds. The Fund will attempt to provide total return in excess of the rate of inflation over the long term (3 to 5 years). The Adviser uses a disciplined sell strategy for the Fund. The Adviser may sell securities because of a deterioration of the underlying company’s financials, such as earnings or cash flow, or because of an increase in the price of a stock that would make it expensive relative to the other stocks held by the Fund. Other reasons may include a change in management or control of the company, a need to raise cash or changes in the regulatory or economic environment in which the company operates. The number of securities held by the Fund may fluctuate in an effort to seek to help increase performance and allow the sector weights to vary according to the number of highly ranked securities in that sector.

PRINCIPAL RISKS

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

Market Disruptions Risk: The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Equity Market Risk: Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities markets. When the value of the Fund’s stock-based investments decreases, your investment in the Fund decreases in value and you could lose money.

Fixed Income Risk: The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities will generally decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of the Fund’s investments decreases. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements held by the Fund. Such defaults could result in losses to the Fund. Securities with lower credit

Summary Prospectus ■ November 1, 2025

4	JAMES BALANCED: GOLDEN RAINBOW FUND
Retail Class Shares: GLRBX

quality have a greater risk of default. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and of shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. Recent financial trends and regulatory changes have created a fixed income market with lower dealer capacity relative to the asset size of some fixed income markets. This may lead to increased trading costs, decreased liquidity and greater market volatility for some fixed income assets in general, especially lower quality bonds.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the markets.

Large, Medium, Small, and Micro Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions and could underperform returns of smaller or medium-sized companies. Smaller and medium capitalization companies may experience higher failure rates than larger capitalization companies. In addition, smaller and medium sized companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller and medium capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some smaller and medium capitalization stocks may be less liquid or illiquid.

These risks may be enhanced for micro capitalization securities. Many micro capitalization companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro capitalization stocks trade in low volumes, any size trade can have a large percentage impact on the price of the stock.

Sector Risk: Securities within the same sector may decline in price due to sector- specific market or economic developments. If the Adviser invests a significant portion of the Fund’s assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. This may cause the Fund’s net asset value (“NAV”) to fluctuate more than that of a fund that does not concentrate in a particular sector.

Equity Securities Risk: The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions. In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in a company’s financial condition or progress.

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Inflation Risk: The Fund’s investments may be subject to inflation risk, which is the risk that the real value (i.e., nominal price of the asset adjusted for inflation) of assets or income from investments will be less in the future as inflation decreases the purchasing power and value of money (i.e., as inflation increases, the real value of the Fund’s assets can decline).

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities. This Fund may hold a significant percentage of its assets in foreign securities, including global shares, American Depository Receipts (“ADRs”) and ETFs that hold such securities. This will make portfolio returns more correlated to fluctuations in the U.S. dollar versus foreign currencies and to geopolitical events outside of the United States.

Sovereign Debt Risk: The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s NAV, may be more volatile.

Exchange-Traded Fund Risk: An ETF may trade at a discount or premium to its NAV. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

Municipal Securities Risk: The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. The Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax-exempt income to investors.

Summary Prospectus ■ November 1, 2025

6	JAMES BALANCED: GOLDEN RAINBOW FUND
Retail Class Shares: GLRBX

PERFORMANCE

The bar chart and performance table below illustrate the variability of the returns of the Retail Class shares of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the performance of the Retail Class shares of the Fund from year to year and by showing how the average annual total returns of the Retail Class shares of the Fund over time compare with the returns of a broad-based securities market index and an additional index that is more representative of the Fund’s strategy. Of course, the past performance of the Retail Class shares of the Fund is not necessarily an indication of how the Retail Class shares of the Fund will perform in the future. Updated performance information is available at no cost by visiting www.jamesinvestment.com or by calling 1-800-99-JAMES (1-800-995-2637).

Annual Total Returns (Retail Class Shares) (Years ended December 31):

Best Quarter	4th Quarter 2023	7.16%
Worst Quarter	1st Quarter 2020	-9.98%

The Fund’s Retail Class year-to-date return as of September 30, 2025 was 10.74%.

Average Annual Total Returns (Retail Class Shares)

(for the period ended December 31, 2024)

	One	Five	Ten
James Balanced: Golden Rainbow Fund – Retail Class	Year	Years	Years
Return Before Taxes	12.27%	4.56%	3.24%
Return After Taxes on Distributions	11.30%	3.60%	2.16%
Return After Taxes on Distributions and Sale of Fund Shares	7.77%	3.40%	2.34%
VettaFi US Equity 3000 Index*	23.80%	13.76%	12.50%
Blended Index (25% VettaFi US Equity Large/Mid-Cap 1000 TR Index, 25% VettaFi US Equity Small-Cap 2000 TR Index, 50% Bloomberg Intermediate U.S. Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes)**	10.47%	6.32%	6.39%

*	Broad-based securities market index.

**	Additional index.

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term capital gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-qualified arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

PORTFOLIO MANAGEMENT

James Investment Research, Inc. is the investment adviser to the Fund.

The Fund is managed by a team of portfolio managers from the Adviser, who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio of securities. These portfolio managers also serve as members of the Adviser’s Investment Committee:

R. Brian Culpepper, CMFC	Brian Shepardson, CFA	Trent Dysert, CFA
Portfolio Manager	Portfolio Manager	Portfolio Manager
Since 1998	Since 2001	Since 2014

The Investment Committee also includes the following members, who are not responsible for the day-to-day management of the Fund:

Barry James	Dr. Fall Ainina, CFA	Lesley Ott, CMFC
Committee Member	Committee Member	Committee Member
Since 1991	Since 2019	Since 2022

BUYING AND SELLING FUND SHARES

Minimum Initial Investment	Minimum Additional Investment
$2,000	None
$500 (tax-advantaged accounts)

You can buy and redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open for business by calling 1-800-99-JAMES (1-800-995-2637); by writing to James Advantage Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246; via overnight mail at James Advantage Funds, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246; via the Fund’s website at www.jamesinvestment.com; through a financial intermediary that has established an agreement with the Fund’s distributor; or if you are a client of the Adviser.

DIVIDENDS, CAPITAL GAINS AND TAXES

For U.S. federal income tax purposes, the Fund’s distributions may be taxed as ordinary income, capital gains, qualified dividend income or section 199A dividends, except when an investment is held in an IRA, 401(k) or other tax-qualified investment plan. Withdrawals from a tax-qualified investment plan are subject to special tax rules.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Prospectus ■ November 1, 2025

JAMES

Advantage Funds

Your Future. **Our Purpose.**